UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya MidCap Opportunities Portfolio

Voya SmallCap Opportunities Portfolio

The schedules are not audited.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Consumer Discretionary: 21.7%
286,588	@	Burlington Stores, Inc.	$23,219,360	1.9
465,876		Coach, Inc.	17,032,427	1.4
132,030		Domino's Pizza, Inc.	20,048,755	1.6
528,845	@	Five Below, Inc.	21,307,165	1.7
359,550		Foot Locker, Inc.	24,348,726	2.0
267,922		Hasbro, Inc.	21,254,252	1.7
1,083,519		Interpublic Group of Cos., Inc.	24,216,650	2.0
578,362	@	LKQ Corp.	20,508,717	1.6
297,840		Marriott International, Inc.	20,053,567	1.6
105,565	@	O'Reilly Automotive, Inc.	29,569,812	2.4
396,535		Ross Stores, Inc.	25,497,200	2.1
89,744	@	Ulta Salon Cosmetics & Fragrance, Inc.	21,357,277	1.7
			268,413,908	21.7

		Consumer Staples: 6.0%
482,562		Church & Dwight Co., Inc.	23,124,371	1.9
253,129		Mead Johnson Nutrition Co.	19,999,722	1.6
92,826	@	Monster Beverage Corp.	13,627,785	1.1
196,092	@	TreeHouse Foods, Inc.	17,097,262	1.4
			73,849,140	6.0

		Energy: 1.4%
232,221		EQT Corp.	16,863,889	1.4

		Financials: 5.9%
94,447	@	Affiliated Managers Group, Inc.	13,666,481	1.1
377,387		Arthur J. Gallagher & Co.	19,197,677	1.6
219,832		Moody's Corp.	23,803,409	1.9
440,738		TD Ameritrade Holding Corp.	15,531,607	1.3
			72,199,174	5.9

		Health Care: 18.1%
80,008	@	Abiomed, Inc.	10,287,428	0.8
174,934	@	BioMarin Pharmaceutical, Inc.	16,184,894	1.3
246,734	@	Edwards Lifesciences Corp.	29,746,251	2.4
399,735	@	Hologic, Inc.	15,521,710	1.3
38,983	@	Intuitive Surgical, Inc.	28,256,048	2.3
117,772	@	Laboratory Corp. of America Holdings	16,191,294	1.3
120,230	@,L	Nevro Corp.	12,550,810	1.0
253,479	@	NuVasive, Inc.	16,896,910	1.4
220,338		PerkinElmer, Inc.	12,363,165	1.0
323,184	@	Prestige Brands Holdings, Inc.	15,600,092	1.3
99,396	@	Quintiles Transnational Holdings, Inc.	8,057,040	0.6
231,404	@	VCA, Inc.	16,193,652	1.3
490,799		Zoetis, Inc.	25,526,456	2.1
			223,375,750	18.1

		Industrials: 14.0%
187,965		Alaska Air Group, Inc.	12,379,375	1.0
185,790		Equifax, Inc.	25,003,618	2.0
171,450		Fortive Corp.	8,726,805	0.7
297,089		Ingersoll-Rand PLC - Class A	20,184,227	1.6
545,430		Masco Corp.	18,713,703	1.5
235,913		MSC Industrial Direct Co.	17,318,373	1.4
212,116		Orbital ATK, Inc.	16,169,603	1.3
477,260	@	Quanta Services, Inc.	13,358,507	1.1
138,815		Stanley Black & Decker, Inc.	17,071,469	1.4
298,990		Textron, Inc.	11,884,853	1.0
167,964		Waste Connections, Inc.	12,546,911	1.0
			173,357,444	14.0

		Information Technology: 20.4%
327,095		Amphenol Corp.	21,235,007	1.7
446,226		Applied Materials, Inc.	13,453,714	1.1
628,017	@	Ciena Corp.	13,690,771	1.1
83,041	@	CoStar Group, Inc.	17,980,868	1.5
349,962	@	Electronic Arts, Inc.	29,886,755	2.4
437,317		Flir Systems, Inc.	13,740,500	1.1
169,638	@	Gartner, Inc.	15,004,481	1.2
515,468	@	Integrated Device Technology, Inc.	11,907,311	1.0
128,387		Intuit, Inc.	14,123,854	1.1
477,259		Maxim Integrated Products	19,056,952	1.5
405,729		Paychex, Inc.	23,479,537	1.9
450,690		Sabre Corp.	12,700,444	1.0
607,790		SS&C Technologies Holdings, Inc.	19,540,448	1.6
23,944	@	Ultimate Software Group, Inc.	4,893,914	0.4
384,858	@	Vantiv, Inc.	21,655,960	1.8
			252,350,516	20.4

		Materials: 5.2%
135,450	@	Berry Plastics Group, Inc.	5,939,482	0.5
377,119	@	Crown Holdings, Inc.	21,529,724	1.7
267,661		Packaging Corp. of America	21,750,133	1.8
333,747		Sealed Air Corp.	15,292,288	1.2
			64,511,627	5.2

		Real Estate: 4.2%
408,425	@	Communications Sales & Leasing, Inc.	12,828,629	1.0
68,489		Equinix, Inc.	24,673,162	2.0
190,222		Equity Lifestyle Properties, Inc.	14,681,334	1.2
			52,183,125	4.2

	Total Common Stock
	(Cost $1,071,873,096)		1,197,104,573	96.9

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
	Securities Lending Collateralcc: 0.3%
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $1,000,044, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 11/01/16-07/20/66)	$1,000,000	0.1
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $1,000,043, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 10/13/16-09/09/49)	1,000,000	0.1
948,946	Nomura Securities, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $948,987, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $967,925, due 04/15/17-02/20/63)	948,946	0.0
1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $1,000,049, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $1,020,048, due 04/15/18-09/09/49)	1,000,000	0.1
		3,948,946	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
43,632,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $43,632,000)	$43,632,000	3.6

	Total Short-Term Investments
	(Cost $47,580,946)	47,580,946	3.9

	Total Investments in Securities (Cost $1,119,454,042)	$1,244,685,519	100.8
	Liabilities in Excess of Other Assets	(10,154,291)	(0.8)
	Net Assets	$1,234,531,228	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $1,122,177,173.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$138,606,381
Gross Unrealized Depreciation	(16,098,035)

Net Unrealized Appreciation	$122,508,346

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$1,197,104,573	$–	$–	$1,197,104,573
Short-Term Investments	43,632,000	3,948,946	–	47,580,946
Total Investments, at fair value	$1,240,736,573	$3,948,946	$–	$1,244,685,519

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.6%
		Consumer Discretionary: 15.3%
227,951		American Eagle Outfitters, Inc.	$4,071,205	1.0
89,400	@	At Home Group, Inc.	1,354,410	0.3
75,650		Big Lots, Inc.	3,612,287	0.9
216,795	@	Boyd Gaming Corp.	4,288,205	1.1
71,962	@	Bright Horizons Family Solutions, Inc.	4,813,538	1.2
66,315		CalAtlantic Group, Inc.	2,217,574	0.6
185,119		Callaway Golf Co.	2,149,232	0.5
92,100		Cheesecake Factory	4,610,526	1.2
27,990		Childrens Place Retail Stores, Inc.	2,235,561	0.6
70,116		Cinemark Holdings, Inc.	2,684,040	0.7
229,185		Dana, Inc.	3,572,994	0.9
247,120		Extended Stay America, Inc.	3,509,104	0.9
117,682	@	Imax Corp.	3,409,248	0.9
19,924		Jack in the Box, Inc.	1,911,509	0.5
68,544		Monro Muffler Brake, Inc.	4,192,836	1.1
77,775	@	Nautilus, Inc.	1,767,048	0.5
141,590	@	Planet Fitness, Inc.	2,841,711	0.7
18,503		Pool Corp.	1,748,904	0.4
85,415	@	Sally Beauty Holdings, Inc.	2,193,457	0.6
105,950		Sonic Corp.	2,773,771	0.7
			59,957,160	15.3

		Consumer Staples: 1.1%
110,295	@	Blue Buffalo Pet Products, Inc.	2,620,609	0.6
86,147	L	Vector Group Ltd.	1,854,745	0.5
			4,475,354	1.1

		Energy: 1.5%
81,000	@	Carrizo Oil & Gas, Inc.	3,290,220	0.9
22,600	@	Dril-Quip, Inc.	1,259,724	0.3
69,350	@	Unit Corp.	1,289,910	0.3
			5,839,854	1.5

		Financials: 5.0%
82,350		Bank of the Ozarks, Inc.	3,162,240	0.8
54,482		Evercore Partners, Inc.	2,806,368	0.7
48,395		First American Financial Corp.	1,900,956	0.5
219,705		Janus Capital Group, Inc.	3,078,067	0.8
329,500	@	MGIC Investment Corp.	2,636,000	0.7
9,923	@	SVB Financial Group	1,096,888	0.3
113,290		Virtu Financial, Inc.	1,695,951	0.4
82,896	@	Western Alliance Bancorp.	3,111,916	0.8
			19,488,386	5.0

		Health Care: 19.8%
18,415	@,L	Acadia Pharmaceuticals, Inc.	585,781	0.2
114,330	@	Air Methods Corp.	3,600,252	0.9
45,400	@	Amedisys, Inc.	2,153,776	0.5
212,245	@,L	Amicus Therapeutics, Inc.	1,570,613	0.4
61,975	@,L	Cempra, Inc.	1,499,795	0.4
31,068	@	Charles River Laboratories International, Inc.	2,589,207	0.7
47,010	@	Cynosure, Inc.	2,394,689	0.6
72,025	@,L	Depomed, Inc.	1,799,905	0.5
114,800	@	Epizyme, Inc.	1,129,632	0.3
53,525	@	Esperion Therapeutics, Inc.	741,321	0.2
99,550	@	Exelixis, Inc.	1,273,244	0.3
148,970	@,L	Halozyme Therapeutics, Inc.	1,799,558	0.5
105,287		Healthsouth Corp.	4,271,494	1.1
50,275		Hill-Rom Holdings, Inc.	3,116,044	0.8
100,975	@	Horizon Pharma PLC	1,830,677	0.5
80,980	@	Impax Laboratories, Inc.	1,919,226	0.5
66,830	@,L	Lexicon Pharmaceuticals, Inc.	1,207,618	0.3
17,625	@,L	Ligand Pharmaceuticals, Inc.	1,798,807	0.5
67,629	@	Luminex Corp.	1,536,531	0.4
44,875	@	MacroGenics, Inc.	1,342,211	0.3
57,535	@	Masimo Corp.	3,422,757	0.9
123,180	@	Merit Medical Systems, Inc.	2,992,042	0.8
73,980	@	Natus Medical, Inc.	2,906,674	0.7
35,472	@	Neogen Corp.	1,984,304	0.5
14,275	@	Neurocrine Biosciences, Inc.	722,886	0.2
60,525	@	NuVasive, Inc.	4,034,596	1.0
12,450	@	Omnicell, Inc.	476,835	0.1
17,407	@	Ophthotech Corp.	802,985	0.2
26,025		Owens & Minor, Inc.	903,848	0.2
32,000	@	Pacira Pharmaceuticals, Inc.	1,095,040	0.3
58,184	@	Portola Pharmaceuticals, Inc.	1,321,359	0.3
56,365	@	Prestige Brands Holdings, Inc.	2,720,739	0.7
34,251	@,L	Prothena Corp. PLC	2,054,032	0.5
34,250	@	Sage Therapeutics, Inc.	1,577,212	0.4
176,590	@,L	Sangamo Biosciences, Inc.	817,612	0.2
217,165	@	Select Medical Holdings Corp.	2,931,728	0.7
23,000	@,L	Spark Therapeutics, Inc.	1,381,380	0.4
58,433	@	Surgery Partners, Inc.	1,182,684	0.3
26,700	@	Surgical Care Affiliates, Inc.	1,301,892	0.3
100,910	@,L	Team Health Holdings, Inc.	3,285,630	0.8
23,305	@	Ultragenyx Pharmaceutical, Inc.	1,653,257	0.4
			77,729,873	19.8

		Industrials: 15.5%
124,950		Actuant Corp.	2,903,838	0.7
81,665	@	Advisory Board Co.	3,653,692	0.9
57,100	@	Beacon Roofing Supply, Inc.	2,402,197	0.6
49,625		CIRCOR International, Inc.	2,955,665	0.8

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
67,250		Clarcor, Inc.	$4,371,250	1.1
66,607		EnPro Industries, Inc.	3,784,610	1.0
88,500	@	FTI Consulting, Inc.	3,943,560	1.0
17,764		G&K Services, Inc.	1,696,284	0.4
24,753		Gorman-Rupp Co.	633,924	0.2
90,971		Healthcare Services Group, Inc.	3,600,632	0.9
113,832		Knight Transportation, Inc.	3,265,840	0.8
49,750	L	Lindsay Manufacturing Co.	3,680,505	0.9
44,305		Regal-Beloit Corp.	2,635,704	0.7
77,730		Simpson Manufacturing Co., Inc.	3,416,234	0.9
31,250	@	Teledyne Technologies, Inc.	3,372,813	0.9
55,600		Toro Co.	2,604,304	0.7
125,426	@	TrueBlue, Inc.	2,842,153	0.7
52,864		US Ecology, Inc.	2,370,422	0.6
55,134		Watts Water Technologies, Inc.	3,574,889	0.9
51,025		Woodward, Inc.	3,188,042	0.8
			60,896,558	15.5

		Information Technology: 26.9%
54,296	@	Aspen Technology, Inc.	2,540,510	0.7
53,148		Blackbaud, Inc.	3,525,838	0.9
62,940	@	BroadSoft, Inc.	2,929,857	0.7
112,550	@	CalAmp Corp.	1,570,072	0.4
73,288	@	Cardtronics plc	3,268,645	0.8
10,420	@	Coherent, Inc.	1,151,827	0.3
81,875	@	Commvault Systems, Inc.	4,350,019	1.1
240,539		Cypress Semiconductor Corp.	2,924,954	0.7
86,885	@	Electronics for Imaging, Inc.	4,250,414	1.1
71,205	@	EPAM Systems, Inc.	4,935,219	1.3
33,565	@	Euronet Worldwide, Inc.	2,746,624	0.7
31,985		Fair Isaac Corp.	3,985,011	1.0
84,832		Flir Systems, Inc.	2,665,421	0.7
43,474	@	Guidewire Software, Inc.	2,607,571	0.7
40,210	@	Imperva, Inc.	2,159,679	0.6
291,755	@	Infinera Corp.	2,634,548	0.7
212,150	@	Integrated Device Technology, Inc.	4,900,665	1.3
111,855		Intersil Corp.	2,452,980	0.6
43,875		j2 Global, Inc.	2,922,514	0.7
35,000		Littelfuse, Inc.	4,508,350	1.2
41,825	@	Manhattan Associates, Inc.	2,409,956	0.6
59,300	@,L	Match Group, Inc.	1,054,947	0.3
87,637	@	Microsemi Corp.	3,679,001	0.9
26,220		MKS Instruments, Inc.	1,303,921	0.3
45,550		Monolithic Power Systems, Inc.	3,666,775	0.9
86,903		National Instruments Corp.	2,468,045	0.6
107,590	@	Netscout Systems, Inc.	3,147,008	0.8
70,075	@	Paycom Software, Inc.	3,512,860	0.9
57,764	@	Plexus Corp.	2,702,200	0.7
53,825		Power Integrations, Inc.	3,392,590	0.9
76,076	@	Pros Holdings, Inc.	1,720,078	0.4
89,510	@	Qualys, Inc.	3,418,387	0.9
39,710	@	SPS Commerce, Inc.	2,915,111	0.7
63,000	@	Synaptics, Inc.	3,690,540	0.9
86,150	@	Synchronoss Technologies, Inc.	3,547,657	0.9
			105,659,794	26.9

		Materials: 6.7%
135,850	@	Boise Cascade Co.	3,450,590	0.9
157,425		Commercial Metals Co.	2,548,711	0.7
60,225		Greif, Inc. - Class A	2,986,558	0.8
70,290		HB Fuller Co.	3,266,376	0.8
272,575		Hecla Mining Co.	1,553,677	0.4
121,080		KapStone Paper and Packaging Corp.	2,290,834	0.6
50,400		Minerals Technologies, Inc.	3,562,776	0.9
54,200		PolyOne Corp.	1,832,502	0.5
72,975	@,L	Valvoline, Inc.	1,714,183	0.4
60,850		Worthington Industries, Inc.	2,922,625	0.7
			26,128,832	6.7

		Real Estate: 3.8%
51,230		EastGroup Properties, Inc.	3,768,479	1.0
24,840		Life Storage, Inc.	2,209,270	0.6
60,467		Pebblebrook Hotel Trust	1,608,422	0.4
68,375		QTS Realty Trust, Inc.	3,613,619	0.9
65,350		Terreno Realty Corp.	1,797,778	0.4
64,405		Urban Edge Properties	1,812,357	0.5
			14,809,925	3.8

	Total Common Stock
	(Cost $330,011,886)		374,985,736	95.6

EXCHANGE-TRADED FUNDS: 2.3%
60,557		iShares Russell 2000 Growth Index Fund	9,016,937	2.3

	Total Exchange-Traded Funds
	(Cost $7,581,714)		9,016,937	2.3

RIGHTS: 0.0%
		Health Care: 0.0%
29,795	@	Dyax, Corp. - CVR	33,073	0.0

	Total Rights
	(Cost $15,806)		33,073	0.0

	Total Long-Term Investments
	(Cost $337,609,406)		384,035,746	97.9

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
	Securities Lending Collateralcc: 3.7%
3,483,509	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $3,483,644, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $3,553,318, due 02/01/21-08/01/46)	$3,483,509	0.9
3,483,509	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $3,483,664, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,553,179, due 11/01/16-07/20/66)	3,483,509	0.9
3,463,612	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $3,463,760, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,532,884, due 10/13/16-09/09/49)	3,463,612	0.9
669,301	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $669,329, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $682,687, due 03/01/26-09/01/46)	669,301	0.1
3,483,500	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $3,483,672, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $3,553,337, due 04/15/18-09/09/49)	3,483,500	0.9
		14,583,431	3.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
9,828,131	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $9,828,131)	9,828,131	2.5

	Total Short-Term Investments
	(Cost $24,411,562)	24,411,562	6.2

	Total Investments in Securities (Cost $362,020,968)	$408,447,308	104.1
	Liabilities in Excess of Other Assets	(16,246,195)	(4.1)
	Net Assets	$392,201,113	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $363,103,450.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$59,282,639
Gross Unrealized Depreciation	(13,938,781)

Net Unrealized Appreciation	$45,343,858

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$374,985,736	$–	$–	$374,985,736
Exchange-Traded Funds	9,016,937	–	–	9,016,937
Rights	–	–	33,073	33,073
Short-Term Investments	9,828,131	14,583,431	–	24,411,562
Total Investments, at fair value	$393,830,804	$14,583,431	$33,073	$408,447,308

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Products Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2016